3. MINERAL RIGHTS (Details) (USD $)	Jun. 30, 2012
Net Book Value	$ 8,332,917
StockIssuedJune2010Member
Balance	5,000,000
Impairment Recognized	0
Net Book Value	5,000,000
GarnetMontanaMember | StockIssuedJune2007Member
Balance	2,375,000
Impairment Recognized	0
Net Book Value	2,375,000
GarnetMontanaMember | OptionPayment2007Member
Balance	102,917
Impairment Recognized	0
Net Book Value	102,917
GarnetMontanaMember | OptionPayment2008Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2009Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2010Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2011Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2012Member
Balance	95,000
Impairment Recognized	0
Net Book Value	$ 95,000